Financial Information by Segment	12 Months Ended
Dec. 31, 2012
Financial Information by Segment

(17)  Financial Information by Segment

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. Our chief operating decision-making group is composed of the chief executive officer and members of senior management. Our reportable operating segments are professional diagnostics, health information solutions, consumer diagnostics and corporate and other. Our operating results include license and royalty revenue which are allocated to Professional Diagnostics and Consumer Diagnostics on the basis of the original license or royalty agreement.

On January 15, 2010, we completed the sale of our vitamins and nutritional supplements business (Note 22). The sale included our private label and branded nutritionals businesses and represents the complete divestiture of our entire vitamins and nutritional supplements business segment. The results of the entire vitamins and nutritional supplements business are included in income from discontinued operations, net of tax, in our consolidated financial statements.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. We evaluate performance of our operating segments based on revenue and operating income (loss). Revenues are attributed to geographic areas based on where the customer is located. Segment information for 2012, 2011 and 2010 is as follows (in thousands):

2012	Professional Diagnostics	Health Information Solutions	Consumer Diagnostics	Corporate and Other	Total
Net revenue	$2,189,892	$535,422	$93,511	$—	$2,818,825
Operating income (loss)	$243,080	$(73,432)	$12,707	$(73,223)	$109,132
Depreciation and amortization	$355,957	$96,427	$3,455	$1,008	$456,847
Restructuring charge	$11,124	$9,203	$—	$(2)	$20,325
Stock-based compensation	$—	$—	$—	$15,665	$15,665
Assets	$6,214,847	$593,172	$192,748	$67,161	$7,067,928
Expenditures for property, plant and equipment	$100,147	$41,775	$2,823	$1,201	$145,946

2011	Professional Diagnostics	Health Information Solutions	Consumer Diagnostics	Corporate and Other	Total
Net revenue	$1,756,509	$534,514	$95,504	$—	$2,386,527
Operating income (loss)	$248,097	$(439,872)	$10,442	$(71,522)	$(252,855)
Goodwill impairment charge	$—	$383,612	$—	$—	$383,612
Depreciation and amortization	$283,112	$108,383	$5,375	$716	$397,586
Restructuring charge	$13,949	$13,194	$(57)	$1,196	$28,282
Stock-based compensation	$—	$—	$—	$21,215	$21,215
Assets	$5,826,756	$624,305	$199,422	$22,218	$6,672,701
Expenditures for property, plant and equipment	$81,774	$46,850	$2,676	$1,232	$132,532

2010	Professional Diagnostics	Health Information Solutions	Consumer Diagnostics	Corporate and Other	Total
Net revenue	$1,459,492	$598,819	$97,036	$—	$2,155,347
Operating income (loss)	$134,687	$(1,024,809)	$11,310	$(72,277)	$(951,089)
Goodwill impairment charge	$—	$1,006,357	$—	$—	$1,006,357
Depreciation and amortization	$246,080	$120,617	$5,439	$654	$372,790
Restructuring charge	$7,941	$7,249	$77	$—	$15,267
Stock-based compensation	$—	$—	$—	$29,879	$29,879
Assets	$4,913,491	$1,011,183	$207,795	$197,905	$6,330,374
Expenditures for property, plant and equipment	$43,364	$48,410	$4,314	$153	$96,241

The following tables summarize our net revenue from the professional diagnostics and health information solutions reporting segments by groups of similar products and services for 2012, 2011 and 2010 (in thousands):

Professional Diagnostics Segment

	2012	2011	2010
Cardiology	$503,534	$518,746	$488,497
Infectious disease	615,950	564,983	437,709
Toxicology	587,261	387,209	300,125
Diabetes	144,441	14,960	—
Other	314,030	250,274	214,387

Net product sales and services revenue	2,165,216	1,736,172	1,440,718
License and royalty revenue	24,676	20,337	18,774

Professional diagnostics net revenue	$2,189,892	$1,756,509	$1,459,492

Health Information Solutions Segment

	2012	2011	2010
Disease and case management	$218,378	$237,938	$281,563
Women’s & children’s health	120,259	114,287	126,910
Wellness	104,634	104,868	103,343
Patient self-testing services	92,151	77,421	87,003

Health information solutions net revenue	$535,422	$534,514	$598,819

The following tables summarize our net revenue by geographic area for 2012, 2011 and 2010, respectively, and our long-lived tangible assets by geographic area as of December 31, 2012 and 2011, respectively (in thousands):

	2012	2011	2010
Revenue by Geographic Area:
United States	$1,724,704	$1,453,160	$1,380,314
Europe	483,857	396,480	361,810
Elsewhere	610,264	536,887	413,223

	$2,818,825	$2,386,527	$2,155,347

	December 31,
	2012	2011
Long-lived Tangible Assets by Geographic Area:
United States	$295,786	$290,708
United Kingdom	37,928	27,515
China	31,277	29,563
Elsewhere	169,478	143,419

	$534,469	$491,205